Trade receivables	12 Months Ended
Dec. 31, 2024
Trade receivables.
Trade receivables

Note 23     Trade receivables

Amounts in US$ '000	2024	2023
Trade receivables	40,211	65,049
	40,211	65,049

As of December 31, 2024, and 2023, there are no balances that were aged by more than 3 months. Trade receivables that are aged by less than three months are not considered impaired.

The credit period for trade receivables is 30 days or less. The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable. The Group does not hold any collateral as security related to trade receivables.

The carrying value of trade receivables is considered to represent a reasonable approximation of its fair value due to their short-term nature.